Annual Fund Operating Expenses	Feb. 29, 2024
Destinations Large Cap Equity Fund | Destinations Large Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2025
Destinations Large Cap Equity Fund | Destinations Large Cap Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.19%	[1]
Expenses (as a percentage of Assets)	0.94%	[1]
Fee Waiver or Reimbursement	(0.14%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.80%	[1]
Destinations Large Cap Equity Fund | Destinations Large Cap Equity Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.04%	[1]
Expenses (as a percentage of Assets)	0.79%	[1]
Fee Waiver or Reimbursement	(0.14%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.65%	[1]
Destinations Small-Mid Cap Equity Fund | Destinations Small-Mid Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2025
Destinations Small-Mid Cap Equity Fund | Destinations Small-Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.24%	[3]
Expenses (as a percentage of Assets)	1.14%	[3]
Fee Waiver or Reimbursement	(0.10%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.04%	[3]
Destinations Small-Mid Cap Equity Fund | Destinations Small-Mid Cap Equity Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.09%	[3]
Expenses (as a percentage of Assets)	0.99%	[3]
Fee Waiver or Reimbursement	(0.10%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.89%	[3]
Destinations International Equity Fund | Destinations International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2025
Destinations International Equity Fund | Destinations International Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.25%	[5]
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	1.26%	[5]
Fee Waiver or Reimbursement	(0.21%)	[5],[6]
Net Expenses (as a percentage of Assets)	1.05%	[5]
Destinations International Equity Fund | Destinations International Equity Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.10%	[5]
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	1.11%	[5]
Fee Waiver or Reimbursement	(0.21%)	[5],[6]
Net Expenses (as a percentage of Assets)	0.90%	[5]
Destinations Equity Income Fund | Destinations Equity Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2025
Destinations Equity Income Fund | Destinations Equity Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[7]
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.26%	[7]
Acquired Fund Fees and Expenses	0.02%	[7]
Expenses (as a percentage of Assets)	1.08%	[7]
Fee Waiver or Reimbursement	(0.12%)	[7],[8]
Net Expenses (as a percentage of Assets)	0.96%	[7]
Destinations Equity Income Fund | Destinations Equity Income Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[7]
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.11%	[7]
Acquired Fund Fees and Expenses	0.02%	[7]
Expenses (as a percentage of Assets)	0.93%	[7]
Fee Waiver or Reimbursement	(0.12%)	[7],[8]
Net Expenses (as a percentage of Assets)	0.81%	[7]
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2025
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[9]
Distribution and Service (12b-1) Fees	0.00%	[9]
Other Expenses (as a percentage of Assets):	0.23%	[9]
Expenses (as a percentage of Assets)	0.88%	[9]
Fee Waiver or Reimbursement	(0.04%)	[9],[10]
Net Expenses (as a percentage of Assets)	0.84%	[9]
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[9]
Distribution and Service (12b-1) Fees	0.00%	[9]
Other Expenses (as a percentage of Assets):	0.08%	[9]
Expenses (as a percentage of Assets)	0.73%	[9]
Fee Waiver or Reimbursement	(0.04%)	[9],[10]
Net Expenses (as a percentage of Assets)	0.69%	[9]
Destinations Low Duration Fixed Income Fund | Destinations Low Duration Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2025
Destinations Low Duration Fixed Income Fund | Destinations Low Duration Fixed Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[11]
Distribution and Service (12b-1) Fees	0.00%	[11]
Other Expenses (as a percentage of Assets):	0.29%	[11]
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	1.00%	[11]
Fee Waiver or Reimbursement	(0.06%)	[11],[12]
Net Expenses (as a percentage of Assets)	0.94%	[11]
Destinations Low Duration Fixed Income Fund | Destinations Low Duration Fixed Income Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[11]
Distribution and Service (12b-1) Fees	0.00%	[11]
Other Expenses (as a percentage of Assets):	0.14%	[11]
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	0.85%	[11]
Fee Waiver or Reimbursement	(0.06%)	[11],[12]
Net Expenses (as a percentage of Assets)	0.79%	[11]
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2025
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[13]
Distribution and Service (12b-1) Fees	0.00%	[13]
Dividend/Interest on Short Sales	0.05%	[13]
Other Expenses (as a percentage of Assets):	0.25%	[13]
Acquired Fund Fees and Expenses	0.01%	[13]
Expenses (as a percentage of Assets)	1.16%	[13]
Fee Waiver or Reimbursement	(0.13%)	[13],[14]
Net Expenses (as a percentage of Assets)	1.03%	[13]
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[13]
Distribution and Service (12b-1) Fees	0.00%	[13]
Dividend/Interest on Short Sales	0.05%	[13]
Other Expenses (as a percentage of Assets):	0.10%	[13]
Acquired Fund Fees and Expenses	0.01%	[13]
Expenses (as a percentage of Assets)	1.01%	[13]
Fee Waiver or Reimbursement	(0.13%)	[13],[14]
Net Expenses (as a percentage of Assets)	0.88%	[13]
Destinations Municipal Fixed Income Fund | Destinations Municipal Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2025
Destinations Municipal Fixed Income Fund | Destinations Municipal Fixed Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[15]
Distribution and Service (12b-1) Fees	0.00%	[15]
Other Expenses (as a percentage of Assets):	0.23%	[15]
Expenses (as a percentage of Assets)	0.93%	[15]
Fee Waiver or Reimbursement	(0.12%)	[15],[16]
Net Expenses (as a percentage of Assets)	0.81%	[15]
Destinations Municipal Fixed Income Fund | Destinations Municipal Fixed Income Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[15]
Distribution and Service (12b-1) Fees	0.00%	[15]
Other Expenses (as a percentage of Assets):	0.08%	[15]
Expenses (as a percentage of Assets)	0.78%	[15]
Fee Waiver or Reimbursement	(0.12%)	[15],[16]
Net Expenses (as a percentage of Assets)	0.66%	[15]
Destinations Multi Strategy Alternatives Fund | Destinations Multi Strategy Alternatives Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2025
Destinations Multi Strategy Alternatives Fund | Destinations Multi Strategy Alternatives Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%	[17]
Distribution and Service (12b-1) Fees	0.00%	[17]
Dividend/Interest on Short Sales	0.08%	[17]
Other Expenses (as a percentage of Assets):	0.24%	[17]
Acquired Fund Fees and Expenses	0.13%	[17]
Expenses (as a percentage of Assets)	1.80%	[17]
Fee Waiver or Reimbursement	(0.43%)	[17],[18]
Net Expenses (as a percentage of Assets)	1.37%	[17]
Destinations Multi Strategy Alternatives Fund | Destinations Multi Strategy Alternatives Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%	[17]
Distribution and Service (12b-1) Fees	0.00%	[17]
Dividend/Interest on Short Sales	0.08%	[17]
Other Expenses (as a percentage of Assets):	0.09%	[17]
Acquired Fund Fees and Expenses	0.13%	[17]
Expenses (as a percentage of Assets)	1.65%	[17]
Fee Waiver or Reimbursement	(0.43%)	[17],[18]
Net Expenses (as a percentage of Assets)	1.22%	[17]
Destinations Shelter Fund | Destinations Shelter Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2025
Destinations Shelter Fund | Destinations Shelter Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[19]
Distribution and Service (12b-1) Fees	0.00%	[19]
Other Expenses (as a percentage of Assets):	0.34%	[19]
Expenses (as a percentage of Assets)	1.19%	[19]
Fee Waiver or Reimbursement	(0.06%)	[19],[20]
Net Expenses (as a percentage of Assets)	1.13%	[19]
Destinations Shelter Fund | Destinations Shelter Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[19]
Distribution and Service (12b-1) Fees	0.00%	[19]
Other Expenses (as a percentage of Assets):	0.19%	[19]
Expenses (as a percentage of Assets)	1.04%	[19]
Fee Waiver or Reimbursement	(0.06%)	[19],[20]
Net Expenses (as a percentage of Assets)	0.98%	[19]

[1]	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).
[2]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.
[3]	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).
[4]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.
[5]	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).
[6]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.
[7]	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).
[8]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.
[9]	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).
[10]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.
[11]	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).
[12]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.
[13]	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).
[14]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.
[15]	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).
[16]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.
[17]	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).
[18]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.
[19]	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the “Financial Highlights” section in the prospectus).
[20]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund's management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.